ALPHA ARCHITECT INTERNATIONAL QUANTITATIVE VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

COMMON STOCKS - 99.0%	Shares	Value
Australia - 3.9%
Fortescue Ltd.	202,117	$2,886,750
JB Hi-Fi Ltd.	68,594	2,800,904
		5,687,654

China - 2.0%
Yangzijiang Shipbuilding Holdings Ltd.	1,588,287	2,881,406

Finland - 3.9%
Fortum Oyj	186,621	2,728,114
Nokia Oyj	770,533	2,936,484
		5,664,598

France - 9.7%
Cie de Saint-Gobain SA	36,899	2,869,725
Cie Generale des Etablissements Michelin SCA	73,990	2,861,343
Eiffage SA	30,565	2,807,233
Rexel SA	110,683	2,863,830
Vinci SA	26,647	2,807,531
		14,209,662

Germany - 2.0%
Heidelberg Materials AG	28,717	2,977,649

Italy - 8.1%
Buzzi SpA	72,802	2,930,013
Iveco Group NV	255,080	2,860,174
Pirelli & C SpA(a)	477,019	2,840,402
Saipem SpA(b)	1,217,835	3,119,744
		11,750,333

Japan - 47.6%(c)
ANA Holdings, Inc.	155,990	2,879,062
Brother Industries Ltd.	164,154	2,888,433
Central Japan Railway Co.	135,280	2,920,178
Cosmo Energy Holdings Co. Ltd.	57,189	2,879,178
Daito Trust Construction Co. Ltd.	27,603	2,845,396
Ebara Corp.	193,800	3,063,772
Hitachi Construction Machinery Co. Ltd.	108,699	2,910,531
Honda Motor Co. Ltd.	268,292	2,868,185
Japan Airlines Co. Ltd.(d)	180,251	2,843,975
Kobe Steel Ltd.	234,417	2,908,904
Komatsu Ltd.	99,945	2,901,629
Macnica Holdings, Inc.	69,224	2,904,233
Mazda Motor Corp.	294,042	2,843,740

ALPHA ARCHITECT INTERNATIONAL QUANTITATIVE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2024 (Unaudited)

COMMON STOCKS - 99.0% (CONTINUED)	Shares	Value
Japan - 47.6%(c) (Continued)
Nippon Steel Corp.	136,714	$2,889,952
Niterra Co. Ltd.	99,602	2,891,052
Sekisui Chemical Co. Ltd.	207,070	2,864,925
Shionogi & Co. Ltd.	74,573	2,909,408
Subaru Corp.	134,613	2,853,069
Suzuki Motor Corp.	254,605	2,929,168
Toyota Boshoku Corp.	215,532	2,854,067
Toyota Tsusho Corp.	145,989	2,841,926
USS Co. Ltd.	351,891	2,960,311
Yokogawa Electric Corp.	120,903	2,923,194
Yokohama Rubber Co. Ltd.	127,969	2,829,174
		69,403,462

Luxembourg - 2.0%
Tenaris SA	188,516	2,897,140

Netherlands - 1.9%
Stellantis NV	140,796	2,794,801

Singapore - 2.1%
Hafnia Ltd.	366,594	3,079,843

Sweden - 6.0%
SKF AB - Class B	145,141	2,914,049
SSAB AB - Class B	541,110	2,938,606
Volvo AB - Class B	114,088	2,918,130
		8,770,785

United Kingdom - 9.8%
Centrica PLC	1,678,926	2,863,011
easyJet PLC	495,556	2,867,169
Imperial Brands PLC	110,964	2,839,045
Taylor Wimpey PLC	1,587,074	2,851,830
Tesco PLC	744,569	2,880,089
		14,301,144
TOTAL COMMON STOCKS (Cost $146,656,582)		144,418,477

SHORT-TERM INVESTMENTS - 0.5%
Investments Purchased with Proceeds from Securities Lending - 0.0%(e)
First American Government Obligations Fund - Class X, 5.23%(f)	10,050	10,050

ALPHA ARCHITECT INTERNATIONAL QUANTITATIVE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2024 (Unaudited)

SHORT-TERM INVESTMENTS - 0.5% (CONTINUED)	Shares	Value
Money Market Funds - 0.5%
First American Government Obligations Fund - Class X, 5.23%(f)	707,397	$707,397
TOTAL SHORT-TERM INVESTMENTS (Cost $717,447)		717,447

TOTAL INVESTMENTS - 99.5% (Cost $147,374,029)		$145,135,924
Other Assets in Excess of Liabilities - 0.5%		738,566
TOTAL NET ASSETS - 100.0%		$145,874,490

Percentages are stated as a percent of net assets.

AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SCA - Subsidiary Controlled Affiliation

(a)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $2,840,402 or 1.9% of the Fund’s net assets.
(b)	Non-income producing security.
(c)	To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.
(d)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $9,468 which represented less than 0.05% of net assets.
(e)	Represents less than 0.05% of net assets.
(f)	The rate shown represents the 7-day effective yield as of June 30, 2024.

ALPHA ARCHITECT ETFs

Summary of Fair Value Disclosure as of June 30, 2024 (Unaudited)

EA Series Trust has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$144,418,477	$—	$—	$144,418,477
Investments Purchased with Proceeds from Securities Lending	10,050	—	—	10,050
Money Market Funds	707,397	—	—	707,397
Total Investments in Securities	$145,135,924	$—	$—	$145,135,924
Refer to the Schedule of Investments for additional information.

During the fiscal period ended June 30, 2024, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.
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